CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($)	Total	LPC Purchase Agreement	Share capital	Share capital LPC Purchase Agreement	Warrants	Options	Contributed surplus	Deficit	Accumulated other comprehensive loss
Balance (in shares) at Mar. 31, 2023			5,279,846
Balance at Mar. 31, 2023	$ 48,234,000		$ 158,162,000		$ 10,873,000	$ 27,283,000	$ 2,102,000	$ (148,151,000)	$ (2,035,000)
Changes in equity [abstract]
At-the-market offering - net of share issuance costs (in shares)			898,434
At-the-market offering - net of share issuance costs	14,700,000		$ 14,700,000
Shares issued through common share purchase agreement - net of share issuance costs (in shares)			11,572,858
Shares issued through common share purchase agreement - net of share issuance costs	239,753,000		$ 217,311,000		22,442,000
Share issuance on business acquisition (in shares)			2,130,138	50,658
Share issuance on business acquisition	53,481,000	$ 147,000	$ 53,481,000	$ 147,000
Issuance of common shares as commitment fee for equity financing (in shares)			66,812
Options expired	0					(1,992,000)	1,992,000
Warrants exercised (in shares)			2,658
Warrants exercised	56,000		$ 76,000		(20,000)
Warrants expired	0				(7,656,000)		7,656,000
Share-based compensation	13,886,000					13,886,000
Unrealized gain (loss) on translation of foreign operations	(250,000)								(250,000)
Net loss for the year	(78,080,000)							(78,080,000)
Balance (in shares) at Mar. 31, 2024			20,001,404
Balance at Mar. 31, 2024	291,927,000		$ 443,877,000		25,639,000	39,177,000	11,750,000	(226,231,000)	(2,285,000)
Changes in equity [abstract]
At-the-market offering - net of share issuance costs (in shares)			1,609,298
At-the-market offering - net of share issuance costs	20,983,000		$ 20,983,000
Share issuance costs	(496,000)		(496,000)
Adjustment for fractional shares upon share consolidation (in shares)			$ 2
Options forfeited/expired	0					(32,664,000)	32,664,000
Share-based compensation	42,869,000				1,955,000	40,914,000
Unrealized gain (loss) on translation of foreign operations	(4,946,000)								(4,946,000)
Net loss for the year	(113,137,000)							(113,137,000)
Balance (in shares) at Mar. 31, 2025			21,610,704
Balance at Mar. 31, 2025	$ 237,200,000		$ 464,364,000		$ 27,594,000	$ 47,427,000	$ 44,414,000	$ (339,368,000)	$ (7,231,000)